Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Harbor Funds
Prospectus Date	rr_ProspectusDate	Jun. 01, 2019
Document Creation Date	dei_DocumentCreationDate	May 24, 2019